Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Clark Fork Trust
Entity Central Index Key	0001506980
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Tarkio Fund
Shareholder Report [Line Items]
Fund Name	TARKIO FUND
Class Name	Tarkio Fund
Trading Symbol	TARKX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Tarkio Fund - TARKX (the “Fund”) for the period June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tarkiofund.com. You can also request this information by contacting us at 1-866-738-3629.
Additional Information Phone Number	1-866-738-3629
Additional Information Website	https://tarkiofund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Tarkio Fund	$133	1.00%

*Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Tarkio Fund (the “Fund”) seeks to identify companies whose leaders and cultures create long term competitive advantage by engaging employees, delighting customers, adapting and innovating, and continuously improving. Our criteria focus on six attributes: (1) Humility, Integrity, and Trust; (2) Long Term Focus; (3) Purpose and Passion; (4) Teamwork—Cooperation, Not Competition; (5) Employee Empowerment—Driving Fear Out of the Organization; and (6) Disciplined Capital Allocation. We reduce or exit positions only when a company’s culture or leadership drifts from these principles; otherwise, our intention is to hold through short term economic cycles and geopolitical or macroeconomic events.

For the 1 year period ending May 31, 2026, the S&P 500 Index rose 29.78%. The Tarkio Fund increased 65.07% over the same period. Performance was meaningfully aided by several long held optical communications companies, including Lumentum (LITE, +1027.02%), Ciena (CIEN, +609.76%), Coherent (COHR, +370.79%), and Corning (GLW, +214.12%). During the period, we aggressively pared back these positions to reallocate capital toward newer holdings discussed in recent quarterly letters. These companies—Azenta, Baxter, Enovis, International Paper, HNI Corp., and Gentherm—are in early stages of Lean cultural transformation and currently trade at significantly lower valuations than the companies we have been trimming. As a result, the average valuation of the overall portfolio has been reduced by a meaningful amount.

The Fund’s weakest performers for the same period were International Paper (IP, –29.09%), ESAB Corp. (ESAB, –24.37%), and Enovis (ENOV, –23.51%). We believe these price movements primarily reflected short term reactions to temporary geopolitical and macroeconomic conditions rather than changes in long term business quality. In response, we purchased substantial additional shares in what we believe to be high quality holdings at prices that represent compelling Lean turnaround opportunities.

We are very comfortable with the current composition of the Fund and believe it is well positioned to continue compounding meaningful wealth for our long term partners. Our focus remains on investing in organizations whose cultures are improving and whose leaders are committed to long term value creation.

We thank you for your investment in the Tarkio Fund.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

HOW DID THE FUND PERFORM DURING THE LAST TEN YEARS?

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Tarkio Fund	65.07%	11.19%	15.33%
S&P 500 ® Index	29.78%	14.16%	15.65%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-738-3629.

Net Assets	$ 257,789,059
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 1,564,632
Investment Company, Portfolio Turnover	24.43%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$257,789,059	36	24.43%	$1,564,632

Holdings [Text Block]

WHAT ARE THE FUND’S HOLDINGS?

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

1.	Lumen Technologies, Inc.	17.27%
2.	Cognex Corp.	11.22%
3.	General Electric Co.	9.98%
4.	The Manitowoc Company, Inc.	5.98%
5.	GE Vernova, LLC	5.68%
6.	Modine Manufacturing Co.	4.89%
7.	International Paper Co.	4.30%
8.	Baxter International, Inc.	4.29%
9.	Azenta, Inc.	4.26%
10.	Coherent Corp.	3.28%
	Total % of Net Assets	71.15%

Updated Prospectus Phone Number	1-866-738-3629
Updated Prospectus Web Address	https://tarkiofund.com